Organization and Operations - General information (Details)	6 Months Ended
Jun. 30, 2018
Organization and Operations
Beneficial interest owned by chairman (in percent)	40.11%
GasLog Partners LP
Organization and Operations
GasLog's ownership interest in GasLog Partners (in percent)	29.10%
General partner interest in GasLog Partners	2.00%